Stated capital (Tables)	6 Months Ended
Jun. 30, 2023
Stated capital
Schedule of stated capital

	Ordinary Shares
			Share capital		Share premium
	Number of		net of		net of
	shares	Share capital	issue costs	Share Premium	issue costs
	000’s	$’000	$’000	000’s	$’000

At December 31, 2022	331,920	100,141	99,576	5,241,836	5,212,377
Shares issued on exercise of options	2,221	666	666	88,766	88,766
At June 30, 2023	334,141	100,807	100,242	5,330,602	5,301,143